As filed with the Securities and Exchange Commission on August 25, 2000
                                                          Reg. ICA No. 811-8360
                                                              File No. 33-75340

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]
                       Post-Effective Amendment No. 27 [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 27
                        GUINNESS FLIGHT INVESTMENT FUNDS

           (Exact name of Registrant as Specified in Trust Instrument)

                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101
               ---------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 362-5365
                        (Area Code and Telephone Number)

                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022
                      ------------------------------------
                     (Name and Address of Agent for Service)
                                     Copy to
                               Mr. James Atkinson
                        Guinness Flight Investment Funds
                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101


It is proposed that this filing will become effective:

|_| Immediately upon filing pursuant    |X| on September 27, 2000 pursuant
to paragraph (b)                            to paragraph (b)
|_| 60 days after filing pursuant       |_| on (date)  pursuant  to
to paragraph (a)(1)                         paragraph  (a)(1)
|_| 75 days after filing pursuant to
paragraph (a)(2)

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

The purpose of this filing is solely to designate a new effective date for post-effective amendment no. 26 to Guinness Flight Investment Funds' registration statement on Form N-1A, filed electronically with the Securities and Exchange Commission on June 30, 2000. There has been no material event requiring disclosure in the prospectus and statement of additional information since the filing date of the sixty-day amendment under paragraph (a) of Rule 485 under the Securities Act of 1933. The propsectus and statement of additional information included in post-effective amendment no. 26, as amended to reflect changes to disclosure as a result of SEC staff comments, have not been further amended and are incorporated by reference herein in their entirety.

                             Registration Statement
                                       of
                        GUINNESS FLIGHT INVESTMENT FUNDS
                                       on
                                    Form N-1A

PART C.  OTHER INFORMATION

Item 23.

                Exhibits:

(a)(1)     Certificate of Trust. (1)

(a)(2)     Trust Instrument.(1)

(b)        Bylaws.(1)

(c)        None.

(d) Investment Advisory Agreement between Registrant and Guinness Flight Investment Management Limited.(2)

(e) General Distribution Agreement between Registrant and First Fund Distributors, Inc.(2)

(f)        None.

(g) Amended Custodian Agreement between Registrant and Investors Bank & Trust Company.(2)

(h)(1) Amended Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.(2)

(h)(2) Amended Administration Agreement between Registrant and Investment Company Administration Corporation.(2)

(i)(1) Opinion of Kramer Levin Naftalis & Frankel LLP as to the legality of securities being registered.(3)

(i)(2)     Opinion of Morris, Nichols, Arsht & Tunnell.(4)

---------------

(1) Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, accession number 0000922423-96-000220 and incorporated herein by reference.


(2) Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed electronically on August 28, 1998, accession number 0000922423-98-000948 and incorporated herein by reference.

(3) Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1998, accession number 0000922423-98-000615 and incorporated herein by reference.

(4) Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on April 25, 1997, accession number 0000922423-97-000401 and incorporated herein by reference.

(j)(1)     Consent  of  Kramer  Levin  Naftalis  &  Frankel  LLP,   Counsel  for
           Registrant.(5)

(j)(2)     Consent  of  Ernst  &  Young  LLP,   Independent   Auditors  for  the
           Registrant.(5)

(k) Annual Report for the year ended December 31, 1999 is incorporated by reference from the Rule 30D filing made by the Registrant on March 6, 2000 (Accession number 0000912057-00-009773).

(l)        Investment Letters.(4)

(m)(1)     Distribution and Service Plan.(2)

(m)(2) Form of Distribution Plan for a class of the Guinness Flight Wired Index Fund.( 6)

(n)        Form of Rule 18f-3 Multi-Class Plan.(7)

(o)        None.

(p)        Codes of Ethics.(8)

ITEM 24. Persons Controlled By or Under Common Control with Registrant

                  None.

ITEM 25. Indemnification

                      Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein by reference to
                      Exhibit 1(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, provides for the indemnification of Registrant's Trustees and officers, as follows:

                      "Section 10.02 Indemnification.

           (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                      (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

----------------

(5)        Filed herewith.

(6) Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed electronically on December 23, 1999, accession number 0000922423-99-001476 and incorporated herein by reference.

(7) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on June 30, 2000, accession number 0000922423-00-000903 and incorporated herein by reference.

(8) Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed electronically on April 28, 2000, accession number 0000922423-00-000679 and incorporated herein by reference.

                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           (b) No  indemnification  shall be  provided  hereunder  to a  Covered
           Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. Business and Other Connections of Investment Adviser

                    Investec Guinness Flight Asset Management U.S. Limited provides management services to the Registrant and its series. To the best of the Registrant's knowledge, the directors and officers have not held at any time during the past two fiscal years or been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature.

ITEM 27. Principal Underwriters

           (a)  First  Fund  Distributors,   Inc.,  the  Registrant's  principal
underwriter, also acts as the principal underwriter for the following investment companies:

                    (1)    Jurika & Voyles Fund Group;
                    (2)    RNC Mutual Fund Group, Inc.;
                    (3)    PIC Investment Trust;
                    (4)    Masters' Select Funds Trust;
                    (5)    O'Shaughnessy Funds Inc.;
                    (6)    Professionally Managed Portfolios;
                    (7)    Rainier Investment Management Mutual Funds;
                    (8)    Kayne Anderson Mutual Funds;
                    (9)    The Purisima Funds;
                    (10)   Advisor's Series Trust;
                    (11)   Trust for Investment Managers;
                    (12)   Builders Fixed Income Fund Inc;
                    (13)   Investors Research Fund Inc;
                    (14)   Fleming Mutual Fund Group, Inc.;
                    (15)   Fremont Mutual Funds, Inc.;
                    (16)   Puget Sound Alternative Investment Series Trust;
                    (17)   Brandes Investment Trust;
                    (18)   Dessauer Global Equity Fund, Inc.

           (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc., Registrant's principal underwriter:

Name and Principal          Position and Offices with       Position and Offices
Business Address            Principal Underwriter           with Registrant
-----------------           -------------------------       --------------------

Robert H. Wadsworth         President/Treasurer             Assistant Treasurer
4455 East Camelback Road
Suite 261E
Phoenix, AZ  85014

Steven J. Paggioli          Vice President/Secretary        Secretary
479 West 22nd Street
New York, NY 10011

Name and Principal          Position and Offices with       Position and Offices
Business Address            Principal Underwriter           with Registrant
-----------------           -------------------------       --------------------

Eric M. Banhazl             Vice President                  Treasurer
2020 East Financial Way
Suite 100
Glendora, CA  91741

(c)      not applicable.

ITEM 28. Location of Accounts and Records

                    The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Investment Company Administration LLC, 2020 East Financial Way, Suite 100, Glendora, CA 91741, except for those maintained by the Funds' Custodian.


ITEM 29. Management Services

                    Not applicable.


ITEM 30. Undertakings

                    (1) Registrant undertakes to furnish each person to whom a prospectus is delivered, a copy of the Fund's latest annual report to shareholders which will include the information required by Item 5A, upon request and without charge.

                    (2) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of August, 2000.


                                GUINNESS FLIGHT INVESTMENT FUNDS

                                By:   /s/ James J. Atkinson
                                  ------------------------------------
                                     James J. Atkinson
                                     President


           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title             Date
---------                      -----             -----

/s/ Eric Banhazl               Treasurer         August 25, 2000
----------------------------
Eric Banhazl


/s/ Dr. Gunter Dufey           Trustee           August 25, 2000
----------------------------
Dr. Gunter Dufey


/s/ J. I. Fordwood             Trustee           August 25, 2000
----------------------------
J. I. Fordwood


/s/ Timothy Guinness           Trustee           August 25, 2000
----------------------------
Timothy Guinness


/s/ Bret A. Herscher           Trustee           August 25, 2000
----------------------------
Bret A. Herscher


/s/ J. Brooks Reece, Jr.       Trustee           August 25, 2000
----------------------------
J. Brooks Reece, Jr.

                                  EXHIBIT INDEX


EX-99.j(a) Consent of Kramer  Levin  Naftalis  & Frankel  LLP,  Counsel  for the
           Registrant

EX-99.j(b) Consent of Ernst & Young LLP, Independent Auditors for the Registrant